Income Tax - Schedule of Income (Loss) Before Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Loss before income tax Local			$ (12,961)	$ (25,334)	$ (31,885)
Loss before income tax	$ (95,418)	$ (49,254)	(501,988)	(184,835)	(502,336)	$ (371,612)
Restatement [Member]
Loss before income tax Local						(53,658)
Loss before income tax						(371,612)
Labuan [Member]
Loss before income tax Foreign			(2,115)
Seychelles [Member]
Loss before income tax Foreign			(1,600)	213,305	214,905
Seychelles [Member] | Restatement [Member]
Loss before income tax Foreign						(5,743)
Hong Kong [Member]
Loss before income tax Foreign			(2,758)	(15,061)	(16,844)
Hong Kong [Member] | Restatement [Member]
Loss before income tax Foreign						(4,598)
Malaysia [Member]
Loss before income tax Foreign			(480,792)	(328,659)	(638,689)
Malaysia [Member] | Restatement [Member]
Loss before income tax Foreign						(302,173)
Australia [Member]
Loss before income tax Foreign			$ (1,762)	$ (29,086)	$ (29,823)
Australia [Member] | Restatement [Member]
Loss before income tax Foreign						$ (5,440)